Business Combination - Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about business combination [line items]
Net assets	₨ 907
Customer related intangibles	4,535
Marketing related intangibles	371
Deferred tax liabilities on intangible assets	(213)
Total	5,600
Goodwill	131,012	$ 1,738	₨ 116,980	₨ 117,584
Total purchase price	10,433
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Net assets				5
Customer related intangibles				5,565
Other intangible assets				169
Total				5,739
Goodwill	4,833			1,185
Total purchase price	₨ 10,433			₨ 6,924